Significant Accounting Policies - Summary of Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	Shorter of remaining lease term or estimated useful life
Minimum | Buildings and Improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	15 years
Minimum | Machinery, Equipment, Vehicles and Office Furniture [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	2 years
Minimum | Computer Equipment, Hardware and Software [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Minimum | Launch Site Assets [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Maximum | Buildings and Improvements [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	30 years
Maximum | Machinery, Equipment, Vehicles and Office Furniture [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	12 years
Maximum | Computer Equipment, Hardware and Software [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Maximum | Launch Site Assets [Member]
Property Plant And Equipment [Line Items]
Estimated useful life	10 years